Share-Based Compensation (Details Narrative) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation
Fair value of options granted	₪ 1,653,882	₪ 1,439,777